Intangible Asset - Schedule of Estimated Future Amortization Expense of the Finite Lived Intangible Asset (Details)	Mar. 31, 2026 USD ($)
Schedule of Estimated Future Amortization Expense of the Finite Lived Intangible Asset [Abstract]
2027	$ 876,761
2028	876,761
2029	146,126
Total remaining amortization expense	$ 1,899,648